Note 11 - Supplementary Cash Flow Information (Details) - Summary of Supplemental Cash Flow Information (USD $)	0 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended
	Jul. 08, 2013	Oct. 22, 2013	Nov. 30, 2012	Feb. 28, 2010	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 11 - Supplementary Cash Flow Information (Details) - Summary of Supplemental Cash Flow Information [Line Items]
Accrued dividends payable						$ 75,000	$ 154,000
Conversion of liability to promissory note	16,666	25,000			242,000	849,000
Issuance of common stock for MFS Acquisition				351,000
Issuance of common stock for commitment fee			37,925
						956,000	1,033,000
MicroFluidic Acquisition [Member]
Note 11 - Supplementary Cash Flow Information (Details) - Summary of Supplemental Cash Flow Information [Line Items]
Issuance of common stock for MFS Acquisition							879,000
Commitment Fee [Member]
Note 11 - Supplementary Cash Flow Information (Details) - Summary of Supplemental Cash Flow Information [Line Items]
Issuance of common stock for commitment fee						$ 32,000